Income Taxes - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, Total	$ (2,526)	$ (3,720)
Deferred income tax liabilities, net	(2,267)	(2,951)
Deferred income tax assets	22	112
Deferred income tax liabilities	(2,289)	(3,063)
Deferred income tax liabilities, net	(2,267)	(2,951)
Operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	84	293
Operating loss carryforward [member] | Argentina [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	20	144
Operating loss carryforward [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	10	141
Operating loss carryforward [member] | Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	49	3
Operating loss carryforward [member] | Chile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	5	5
Reclamation and closure cost obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	54	144
Mining interests [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	83	131
Deferred income tax liabilities, Total	(2,445)	(3,636)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	37	112
Deferred income tax liabilities, Total	(81)	(84)
Deferred income tax assets prior to investment tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	174	387
Investment tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	1	89
Deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	$ 259	$ 769